GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Going Concern Details Narrative
Cash and cash equivalents	$ 2,940	$ 416	$ 533	$ 1,888	$ 161		$ 298
Working capital	3,727
Stockholders' deficit	6,481	(2,224)	$ (8,320)	(3,486)	$ (2,694)	$ (447)	$ 310
Accumulated deficit	$ (42,398)	$ (46,493)		$ (44,692)